(LOSS) EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share [Abstract]
Net (loss) income attributable to the Company	$ (805,720)	$ 49,490
Weighted-average shares outstanding
- Basic	10,677,150	9,131,786
- Diluted	10,677,150	13,821,506
- Basic	$ (0.0755)	$ 0.0054
- Diluted	$ (0.0755)	$ 0.0036